Goodwill and Other Intangible Assets - Goodwill (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Sep. 27, 2014
Goodwill [Roll Forward]
Beginning balance	$ 3,474.1
Business acquisitions	0
Purchase Accounting Adjustments	(13.0)
Currency translation adjustment	(24.2)
Ending balance	3,436.9
Consumer Healthcare [Member]
Goodwill [Roll Forward]
Beginning balance	1,406.3
Business acquisitions	0
Purchase Accounting Adjustments	(6.2)
Currency translation adjustment	(4.6)
Ending balance	1,395.5
Nutritionals [Member]
Goodwill [Roll Forward]
Beginning balance	510.1
Business acquisitions	0
Purchase Accounting Adjustments	(1.0)
Currency translation adjustment	0
Ending balance	509.1
Rx Pharmaceuticals [Member]
Goodwill [Roll Forward]
Beginning balance	1,258.3
Business acquisitions	0
Purchase Accounting Adjustments	(4.7)
Currency translation adjustment	(12.9)
Ending balance	1,240.7
API [Member]
Goodwill [Roll Forward]
Beginning balance	97.6
Business acquisitions	0
Purchase Accounting Adjustments	0
Currency translation adjustment	(6.7)
Ending balance	90.9
Specialty Sciences [Member]
Goodwill [Roll Forward]
Beginning balance	201.8
Business acquisitions	0
Purchase Accounting Adjustments	(1.1)
Currency translation adjustment	0
Ending balance	$ 200.7